Business Segment Information (Information On Operations By Segment) (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2019	Aug. 31, 2018
Disclosure of operating segments [line items]
Revenue		$ 5,340	$ 5,189
Operating income before restructuring costs and amortization		2,154	2,057
Restructuring costs	[1]	9	(446)
Amortization	[1]	(1,038)	(1,025)
Operating income from continuing operations		1,125	586
Interest	[1]	258	248
Income tax expense (recovery)	[1]	114	137
Operating segments [Member]
Disclosure of operating segments [line items]
Revenue		5,347	5,193
Interest	[1]	256	247
Income tax expense (recovery)	[1]	114	166
Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue		(7)	(4)
Other/Non-Operating [Member]
Disclosure of operating segments [line items]
Interest	[1]	2	1
Income tax expense (recovery)	[1]	0	(29)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue		4,300	4,292
Operating income before restructuring costs and amortization		1,955	1,915
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue		1,047	901
Operating income before restructuring costs and amortization		$ 199	$ 142

[1]	The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.